O’SHAUGHNESSY ALL CAP CORE FUND
Class A – OFAAX
 Class C – OFACX
(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated April 7, 2016 to the Prospectus and Statement of Additional Information (“SAI”) dated November 28, 2015

The Board of Trustees of Advisors Series Trust has determined that effective for all services rendered on or after April 1, 2016, the Fund’s shareholder servicing plan fee for Class A and Class C shares is reduced to 0.15%.

Prospectus

•	The “Description of Share Classes” sub-section within the “Shareholder Information” section on page 14 of the Prospectus is modified as follows with regard to Class A and Class C shares:

“Class A shares are charged a front-end sales load, a 0.25% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.”

“Class C shares are charged a CDSC of 1.00%, if they are redeemed within twelve months of purchase.  Class C shares are also charged a 1.00% Rule 12b-1 distribution and service fee and a 0.15% shareholder servicing plan fee.”

•	The “Shareholder Servicing Plan” sub-section within the “Distribution of Fund Shares” section on page 28 of the Prospectus is modified as follows:

“Shareholder Servicing Plan
The Board has approved a Shareholder Servicing Plan (“Service Plan”) for Class A and Class C shares of the Fund.  Under the Service Plan, Class A and Class C shares of the Fund may pay service fees of up to 0.15% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.”

SAI

•	The second sentence of the “Shareholder Servicing Plan” sub-section within the “Distribution and Shareholder Servicing Plans” section on page 46 of the SAI is modified as follows:

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“As compensation for the provision of shareholder services, Class A and Class C shares of the All Cap Core Fund and Class I shares of the Funds will pay the Adviser a monthly fee at an annual rate of up to 0.15% of the Funds’ average daily net assets.”

•	The “Sales Charges and Dealer Reallowance” sub-section within the “Additional Purchase and Redemption Information” section on page 51 of the SAI is modified as follows:

“Class A shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 0.25% of average daily net assets and shareholder servicing plan fees of up to 0.15% of average daily net assets that are each assessed against the shares of the Fund.”

•	The last sentence of the “Class C Shares – All Cap Core Fund Only” sub-section within the “Additional Purchase and Redemption Information” section on page 53 of the SAI is modified as follows:

“Class C shares are also subject to Rule 12b-1 fees (or distribution and service fees) of up to 1.00% of average daily net assets and shareholder servicing plan fees of up to 0.15% of average daily net assets that are each assessed against the shares of the Fund.”

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O’SHAUGHNESSY ALL CAP CORE FUND
Class I – OFAIX
(the “Fund”)

A series of Advisors Series Trust (the “Trust”)

Supplement dated April 7, 2016 to the Prospectus and Statement of Additional Information (“SAI”) dated November 28, 2015

The Board of Trustees of Advisors Series Trust has determined that effective for all services rendered on or after April 1, 2016, the Fund’s shareholder servicing plan fee for Class I shares is reduced to 0.15%.

Prospectus

•	The “Description of Share Classes” sub-section within the “Shareholder Information” section on page 50 of the Prospectus is modified as follows with regard to Class I shares:

“Class I shares are charged a 0.15% shareholder servicing plan fee but are not charged a front-end sales load, a CDSC or a Rule 12b-1 distribution and service fee and are generally available for purchase only by institutional investors, retirement accounts or high net worth individuals.”

•	The “Shareholder Servicing Plan” sub-section within the “Distribution of Fund Shares” section on page 60 of the Prospectus is modified as follows:

“Shareholder Servicing Plan
The Board has approved a Shareholder Servicing Plan (“Service Plan”) for Class I shares of the Funds.  Under the Service Plan, Class I shares of the Funds may pay service fees of up to 0.15% of average daily net assets to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.”
SAI

•	The “Shareholder Servicing Plan” sub-section within the “Distribution and Shareholder Servicing Plans” section on page 46 of the SAI is modified as follows:

“As compensation for the provision of shareholder services, Class A and Class C shares of the All Cap Core Fund and Class I shares of the Funds will pay the Adviser a monthly fee at an annual rate of up to 0.15% of the Funds’ average daily net assets.”

•	The first sentence of the “Class I Shares” sub-section within the “Additional Purchase and Redemption Information” section on page 54 of the SAI is modified as follows:

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“Class I shares of the Funds are subject to a shareholder servicing plan fee of up to 0.15% of average daily net assets and are offered without any sales charge on purchases or sales and without any ongoing distribution fee.”

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